Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes (Benefit)

The provision (benefit) for income taxes for the year ended March 31, 2018 and December 31, 2017, was as follows (assuming a 21% effective tax rate):

	March 31, 2018	December 31, 2017
Current tax provision:
Federal-
Taxable income	$-	$-
Total current tax provision	$-	$-

The provision (benefit) for income taxes for the year ended December 31, 2017 and 2016, was as follows (assuming a 35% effective tax rate):

	2017	2016
Current tax provision:
Federal-
Taxable income	$-	$-
Total current tax provision	$-	$-

Schedule of Deferred Income Tax Assets

The Company had deferred income tax assets as of March 31, 2018 and December 31, 2017 as follows:

	March 31, 2018	2017
Loss carryforwards	$48,123	$43,107
Less- Valuation allowance	(48,123)	(43,107)
Total net deferred tax assets	$-	$-

The Company had deferred income tax assets as of December 31, 2017 and 2016 as follows:

	2017	2016
Loss carryforwards	$43,107	$13,018
Less- Valuation allowance	(43,107)	(13,018)
Total net deferred tax assets	$-	$-